Accounts receivable, unbilled revenue (contract assets) and payments on account (contract liabilities) (Tables)	6 Months Ended
Jun. 30, 2019
Contracts Receivable [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities

Accounts receivables and unbilled revenue are as follows:

	June 30, 2019	December 31, 2018
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$436,695	$423,680
Unbilled services (unbilled revenue)	491,848	362,926
Accounts receivable and unbilled revenue	928,543	786,606
Allowance for doubtful accounts	(4,714)	(8,889)

Accounts receivable and unbilled revenue, net	$923,829	$777,717

Unbilled services and payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	June 30, 2019	December 31, 2018	$ Change	% Change

Unbilled services (unbilled revenue)	$491,848	$362,926	$128,922	35.5%
Unearned revenue (payments on account)	(321,484)	(274,468)	(47,016)	17.1%

Net balance	$170,364	$88,458	$81,906	92.6%